Janus Henderson International Opportunities Fund

Schedule of Investments (unaudited)

June 30, 2020

Shares		Value
Common Stocks – 95.8%
Aerospace & Defense – 0.7%
Thales SA	127,986	$10,322,926
Automobiles – 1.3%
Toyota Motor Corp	301,500	18,916,215
Banks – 4.9%
Banco Bradesco SA	900,773	3,141,076
Commercial International Bank Egypt SAE	908,527	3,508,489
HDFC Bank Ltd	1,852,538	26,408,964
UniCredit SpA*	3,953,458	36,292,044
		69,350,573
Beverages – 3.3%
Asahi Group Holdings Ltd	500,000	17,519,052
Carlsberg A/S	118,746	15,687,997
Pernod Ricard SA	82,893	13,027,148
		46,234,197
Biotechnology – 1.9%
Grifols SA (ADR)	1,476,258	26,926,946
Chemicals – 2.9%
Akzo Nobel NV	240,149	21,483,044
Shin-Etsu Chemical Co Ltd	167,600	19,594,913
		41,077,957
Construction Materials – 1.1%
Anhui Conch Cement Co Ltd	2,406,500	16,186,563
Consumer Finance – 1.9%
Nexi SpA (144A)*	1,589,799	27,460,707
Diversified Consumer Services – 1.6%
Afya Ltd*	233,198	5,466,161
New Oriental Education & Technology Group Inc (ADR)*	126,383	16,458,858
		21,925,019
Diversified Financial Services – 1.7%
Berkshire Hathaway Inc*	67,580	12,063,706
ORIX Corp	995,300	12,274,078
		24,337,784
Diversified Telecommunication Services – 2.5%
Telecom Italia SpA/Milano	90,115,994	35,357,074
Electric Utilities – 0.8%
EDP - Energias de Portugal SA	2,264,441	10,798,470
Electronic Equipment, Instruments & Components – 2.4%
Largan Precision Co Ltd	98,000	13,528,222
TDK Corp	206,300	20,454,276
		33,982,498
Energy Equipment & Services – 0.7%
SBM Offshore NV	643,348	9,389,092
Entertainment – 5.3%
Netflix Inc*	34,772	15,822,651
Nintendo Co Ltd	44,200	19,670,185
Vivendi SA	1,526,813	39,130,749
		74,623,585
Food & Staples Retailing – 0.8%
Koninklijke Ahold Delhaize NV	416,179	11,332,152
Food Products – 1.3%
Uni-President Enterprises Corp	7,785,000	18,791,249
Health Care Providers & Services – 0.4%
Notre Dame Intermedica Participacoes SA	496,658	6,212,335
Hotels, Restaurants & Leisure – 1.6%
Leejam Sports Co JSC	322,015	5,039,903
Sands China Ltd	4,628,000	18,110,867
		23,150,770
Household Durables – 3.4%
Midea Group Co Ltd	2,368,075	20,043,098
Sony Corp	414,300	28,375,755
		48,418,853
Household Products – 2.0%
Reckitt Benckiser Group PLC	301,667	27,757,396
Information Technology Services – 2.7%
Mastercard Inc	52,101	15,406,266
Network International Holdings PLC (144A)*	1,253,540	6,839,114
Visa Inc	80,097	15,472,337
		37,717,717

Shares		Value
Common Stocks – (continued)
Insurance – 6.2%
AIA Group Ltd	3,249,000	$30,239,445
ASR Nederland NV	510,187	15,641,467
Ping An Insurance Group Co of China Ltd	2,308,500	23,055,713
Tokio Marine Holdings Inc	432,100	18,827,476
		87,764,101
Interactive Media & Services – 8.0%
Alphabet Inc - Class C*	10,933	15,454,998
Scout24 AG (144A)	374,981	29,143,049
Tencent Holdings Ltd	538,900	34,616,492
Yandex NV*	232,618	11,635,552
Z Holdings Corp	4,557,300	22,243,619
		113,093,710
Internet & Direct Marketing Retail – 3.8%
Alibaba Group Holding Ltd (ADR)*	142,846	30,811,882
MercadoLibre Inc*	8,174	8,057,684
Naspers Ltd	85,729	15,647,050
		54,516,616
Life Sciences Tools & Services – 0.9%
ICON PLC*	78,689	13,255,949
Machinery – 1.8%
SMC Corp/Japan	21,000	10,719,896
Volvo AB*	925,832	14,476,952
		25,196,848
Media – 0.3%
Megacable Holdings SAB de CV	1,588,387	4,649,912
Metals & Mining – 0.5%
Ivanhoe Mines Ltd*	2,572,141	7,295,376
Oil, Gas & Consumable Fuels – 0.9%
Geopark Ltd	388,026	3,798,775
LUKOIL PJSC (ADR)	125,486	9,301,770
		13,100,545
Paper & Forest Products – 1.0%
UPM-Kymmene Oyj	505,201	14,577,881
Personal Products – 1.9%
Estee Lauder Cos Inc	71,260	13,445,337
Unilever NV	247,369	13,118,210
		26,563,547
Pharmaceuticals – 8.0%
Bayer AG	659,611	48,411,128
Daiichi Sankyo Co Ltd	256,700	20,966,747
Merck KGaA	99,985	11,590,247
Novo Nordisk A/S	503,874	32,609,722
		113,577,844
Real Estate Management & Development – 0.8%
Mitsui Fudosan Co Ltd	603,200	10,689,667
Semiconductor & Semiconductor Equipment – 6.1%
ASML Holding NV	103,058	37,775,679
Infineon Technologies AG	342,848	8,012,819
SK Hynix Inc	182,851	13,081,051
Taiwan Semiconductor Manufacturing Co Ltd	2,665,000	28,210,221
		87,079,770
Software – 2.5%
Microsoft Corp	80,735	16,430,380
Software AG	454,747	18,331,400
		34,761,780
Specialty Retail – 1.5%
Nitori Holdings Co Ltd	107,700	21,096,548
Technology Hardware, Storage & Peripherals – 1.1%
FUJIFILM Holdings Corp	351,400	15,038,038
Textiles, Apparel & Luxury Goods – 0.8%
LVMH Moet Hennessy Louis Vuitton SE	27,261	11,939,291
Thrifts & Mortgage Finance – 1.8%
Housing Development Finance Corp Ltd	1,064,701	24,975,342
Wireless Telecommunication Services – 2.7%
Safaricom PLC	9,828,453	2,643,137
SoftBank Group Corp	436,400	21,992,282
Tele2 AB	988,215	13,093,195
		37,728,614
Total Common Stocks (cost $1,180,862,061)		1,357,171,457
Preferred Stocks – 2.7%
Electric Utilities – 0.5%
Cia Paranaense de Energia	611,626	6,841,590

Shares		Value
Preferred Stocks – (continued)
Technology Hardware, Storage & Peripherals – 2.2%
Samsung Electronics Co Ltd	802,518	$31,341,389
Total Preferred Stocks (cost $26,313,907)		38,182,979
Investment Companies – 1.0%
Money Markets – 1.0%
Fidelity Investments Money Market Treasury Portfolio, 0.0800%ºº (cost $14,467,776)	14,467,776	14,467,776
Total Investments (total cost $1,221,643,744) – 99.5%		1,409,822,212
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		7,701,962
Net Assets – 100%		$1,417,524,174

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$278,378,747	19.7%
China	141,172,606	10.0
United States	118,563,451	8.4
Germany	115,488,643	8.2
Netherlands	108,739,644	7.7
Italy	99,109,825	7.0
France	74,420,114	5.3
Taiwan	60,529,692	4.3
India	51,384,306	3.6
Hong Kong	48,350,312	3.4
Denmark	48,297,719	3.4
South Korea	44,422,440	3.2
United Kingdom	34,596,510	2.5
Brazil	29,718,846	2.1
Sweden	27,570,147	2.0
Spain	26,926,946	1.9
Russia	20,937,322	1.5
South Africa	15,647,050	1.1
Finland	14,577,881	1.0
Ireland	13,255,949	0.9
Portugal	10,798,470	0.8
Canada	7,295,376	0.5
Saudi Arabia	5,039,903	0.4
Mexico	4,649,912	0.3
Chile	3,798,775	0.3
Egypt	3,508,489	0.3
Kenya	2,643,137	0.2

Total	$1,409,822,212	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/20
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	$72,912∆	$-	$-	$-

	Value at 9/30/19	Purchases	Sales Proceeds	Value at 6/30/20
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	-	4,474,000	(4,474,000)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PJSC	Private Joint Stock Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2020 is $63,442,870, which represents 4.5% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2020.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Banks	$3,141,076	$66,209,497	$-
Biotechnology	26,926,946	-	-
Diversified Consumer Services	21,925,019	-	-
Diversified Financial Services	12,063,706	12,274,078	-
Entertainment	15,822,651	58,800,934	-
Health Care Providers & Services	6,212,335	-	-
Information Technology Services	30,878,603	6,839,114	-
Interactive Media & Services	27,090,550	86,003,160	-
Internet & Direct Marketing Retail	38,869,566	15,647,050	-
Life Sciences Tools & Services	13,255,949	-	-
Media	4,649,912	-	-
Metals & Mining	7,295,376	-	-
Oil, Gas & Consumable Fuels	3,798,775	9,301,770	-
Personal Products	13,445,337	13,118,210	-
Software	16,430,380	18,331,400	-
All Other	-	828,840,063	-
Preferred Stocks	-	38,182,979	-
Investment Companies	-	14,467,776	-
Total Assets	$241,806,181	$1,168,016,031	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.